Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of December 31, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	BANK LOANS – 12.8%
	BERMUDA – 5.7%
	Borr Drilling, Ltd.:
1,009,615	4.882% (1-Month USD Libor + 390 basis points), 06/25/2022(1)	$898,558
120,192	4.882% (1-Month USD Libor + 390 basis points), 06/25/2022(1)	105,769
360,577	4.882% (1-Month USD Libor + 390 basis points), 06/25/2022(1)(2)	299,279
84,135	4.882% (1-Month USD Libor + 390 basis points), 06/25/2022(1)	74,038
841,346	3.900%, 06/25/2022(2)	740,385
96,154	3.900%, 06/25/2022(2)	84,615
		2,202,644

	SAUDI ARABIA – 2.8%
6,286,840	Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%, 01/01/2050(2)	1,100,197

	SPAIN – 4.3%
	Celsa Group:
764,061	4.400%, 12/31/2024	834,090
2,883,457	3.000%, 06/30/2025	608,113
237,757	2.500%, 06/30/2025	229,809
		1,672,012

	TOTAL BANK LOANS (Cost $4,709,457)	4,974,853

	CORPORATE DEBT SECURITIES – 9.8%
	CANADA – 3.0%
1,150,000	First Quantum Minerals Ltd., 6.500%, 03/01/2024(3)	1,165,640

	CAYMAN ISLANDS – 3.7%
1,950,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(3)	1,425,674

	UNITED STATES – 3.1%
1,000,000	HCA, Inc., 5.875%, 05/01/2023	1,060,015
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(3)	130,410
		1,190,425

	TOTAL CORPORATE DEBT SECURITIES (Cost $3,971,169)	3,781,739

	INTERNATIONAL DEBT SECURITIES – 36.0%
	BERMUDA – 5.6%
	Floatel International, Ltd.:
2,453,316	6.000%, 09/24/2026	1,079,459
2,457,004	10.000%, 09/24/2026	1,081,082
		2,160,541
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	CAYMAN ISLANDS – 2.4%
4,230,527	Nor Offshore SPV, Ltd., 2.000%, 06/03/2022	$951,868

	ITALY – 6.2%
3,508,000	Moby SpA, 7.750%, 02/15/2023(4)(5)	2,393,450

	LUXEMBOURG – 1.4%
557,384	Paper Industries Intermediate Financing Sarl, 7.000% (3-Month EUR Libor + 700 basis points), 03/01/2025(1)(3)	541,919

	NETHERLANDS – 0.0%
261,061	EA Partners II BV, 6.750%, 06/01/2099(4)(5)	7,832

	NORWAY – 7.8%
42,829,231	BOA OCV AS, 2.000%, 12/31/2024(3)	971,372
5,330,000	Jacktel AS, 10.000%, 12/04/2023(3)	1,332,500
11,605,670	REM Saltire Holding AS, 7.000%, 12/31/2024(3)	723,849
		3,027,721

	PORTUGAL – 1.9%
700,000	Transportes Aereos Portugueses SA, 5.625%, 12/02/2024	720,564

	SINGAPORE – 4.4%
1,825,247	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	1,696,770

	UNITED KINGDOM – 6.3%
741,000	Dignity Finance PLC, 4.696%, 12/31/2049	1,088,232
3,150,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 03/15/2022(1)(4)(5)	117,330
1,220,000	Waldorf Production UK, Ltd., 9.750%, 10/01/2024	1,238,300
		2,443,862

	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $12,197,390)	13,944,527

	INTERNATIONAL EQUITIES – 15.7%
	BELGIUM – 0.9%
106,035	Balta Group SA(3)(4)	355,701

	CAYMAN ISLANDS – 1.4%
546,172	Shelf Drilling, Ltd.(3)(4)	520,264

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES (continued)
	NORWAY – 7.1%
992,564	MPC Container Ships AS(4)	$2,763,282

	UNITED KINGDOM – 6.3%
127,009	Dignity PLC(4)	1,014,971
172,701	Drax Group PLC	1,415,198
		2,430,169

	TOTAL INTERNATIONAL EQUITIES (Cost $4,992,228)	6,069,416

	PRIVATE COMPANIES – 6.4%
	AUSTRALIA – 0.3%
65,000	Quintis Australia Pty, Ltd., Common Shares(6)(7)	7,800
	Quintis Australia Pty, Ltd., Corporate Debt:
8,210	7.500%, 10/01/2026(3)(6)(7)	8,054
117,000	0.000%, 10/01/2028(3)(6)(7)	88,803
		104,657

	BERMUDA – 0.0%
1,055,232	Floatel International, Ltd., Common Shares(6)(7)	11
436,438	Floatel International, Ltd., Warrants, 03/16/2025(4)(6)(7)	4
		15

	ITALY – 0.8%
1,100,000	Saxa Gres Spa, 7.000%, 08/04/2026(6)(7)	318,968

	LUXEMBOURG – 2.1%
3,500	Avation PLC, Warrants, 10/31/2026	962
28,205,068	Paper Industries TopCo, Ltd., Common Shares	801,827
		802,789

	UNITED KINGDOM – 3.1%
507,096	Alloy Topco, Ltd., Common Shares(6)(7)	69
13,209	KCA Deutag, Common Shares(2)	1,202,019
		1,202,088

	UNITED STATES – 0.1%
64	Voyager Aviation Holdings LLC, Common Shares(6)(7)	—
384	Voyager Aviation Holdings LLC, Preferred Shares	40,320
		40,320

	TOTAL PRIVATE COMPANIES (Cost $2,868,694)	2,468,837
Shares or Principal Amounts	Description	Value
	U.S. TREASURY NOTES – 9.5%
	UNITED STATES – 9.5%
3,700,000	United States Treasury Note, 0.125%, 12/31/2022	$3,688,763
	TOTAL U.S. TREASURY NOTES (Cost $3,699,277)	3,688,763

	SHORT-TERM INVESTMENTS – 9.1%
	UNITED STATES – 9.1%
3,509,907	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.025%(8)	3,509,907
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,509,907)	3,509,907
	TOTAL INVESTMENTS – 99.3% (Cost $35,948,122)	38,438,042
	Other Assets in Excess of Liabilities – 0.7%	261,585
	TOTAL NET ASSETS – 100.0%	$38,699,627

(1)   Floating rate security. Rate as of December 31, 2021 is disclosed.

(2)   When-issued security that has not settled as of December 31, 2021. Rate is not in effect at December 31, 2021.

(3)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 2021 the total value of these securities is $7,264,186 representing 18.8% of net assets.

(4)   Non-income producing security.

(5)   Security is in default.

(6)   Fair valued using significant unobservable inputs.

(7)   Illiquid and restricted investments as to resale.

(8)   The rate is the annualized seven-day yield as of December 31, 2021.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)

At December 31, 2021, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount				Value	Unrealized Appreciation (Depreciation)
				Buy		Sell
March 16, 2022	Banco Santander	U.S. Dollar	Norwegian Krone		$68,035	NOK	600,000	$68,019	$16
March 16, 2022	Barclays Capital, Inc.	U.S. Dollar	Euro Currency		$391,550	EUR	345,000	393,334	(1,784)
March 16, 2022	Barclays Capital, Inc.	U.S. Dollar	Norwegian Krone		$168,079	NOK	1,517,427	172,024	(3,945)
March 16, 2022	Brown Advisory Securities LLC	U.S. Dollar	Euro Currency		$8,201,862	EUR	7,230,738	8,243,758	(41,896)
March 16, 2022	Brown Advisory Securities LLC	U.S. Dollar	Norwegian Krone		$4,229,265	NOK	37,897,153	4,296,241	(66,976)
March 16, 2022	Brown Brothers Harriman	Pound Sterling	U.S. Dollar	GBP	58,837		$77,991	79,621	1,630
March 16, 2022	Brown Brothers Harriman	Pound Sterling	U.S. Dollar	GBP	155,346		$206,776	210,220	3,444
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$136,160	EUR	119,874	136,668	(508)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$5,483	NOK	50,000	5,668	(185)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$12,254	NOK	110,000	12,470	(216)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$4,413	NOK	40,000	4,535	(122)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$103,311	NOK	930,152	105,447	(2,136)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$16,660	NOK	150,000	17,005	(345)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$11,223	NOK	100,000	11,337	(114)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$33,955	NOK	300,000	34,010	(55)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$39,558	NOK	350,000	39,678	(120)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$46,439	GBP	35,000	47,363	(924)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$102,836	GBP	77,812	105,299	(2,463)
March 16, 2022	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$236,150	GBP	175,795	237,893	(1,743)
March 16, 2022	Credit Suisse	U.S. Dollar	Pound Sterling		$3,060,329	GBP	2,317,775	3,136,508	(76,179)
March 16, 2022	HSBC Securities	Euro Currency	U.S. Dollar	EUR	89,348		$101,168	101,866	698
March 16, 2022	HSBC Securities	U.S. Dollar	Pound Sterling		$99,219	GBP	75,216	101,786	(2,567)
March 16, 2022	Morgan Stanley & Co. LLC	Norwegian Krone	U.S. Dollar	NOK	1,149,526		$126,423	130,317	3,894
March 16, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Norwegian Krone		$19,736	NOK	175,000	19,839	(103)
March 16, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Norwegian Krone		$185,865	NOK	1,634,506	185,297	568
March 16, 2022	Morgan Stanley & Co. LLC	U.S. Dollar	Poland Zloty		$614,606	PLN	2,523,025	622,523	(7,917)
March 16, 2022	Royal Bank of Scotland	U.S. Dollar	Norwegian Krone		$98,679	NOK	885,818	100,421	(1,742)
March 16, 2022	Skandinaviska Enskilda Banken AB	U.S. Dollar	Norwegian Krone		$16,626	NOK	150,000	17,005	(379)
March 16, 2022	UBS AG	U.S. Dollar	Pound Sterling		$230,868	GBP	175,000	236,817	(5,949)
March 16, 2022	UBS AG	U.S. Dollar	Pound Sterling		$19,810	GBP	15,000	20,299	(489)
March 16, 2022	UBS AG	U.S. Dollar	Pound Sterling		$199,640	GBP	150,000	202,986	(3,346)
									$(211,953)

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)

At December 31, 2021, the BlueBay Destra International Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)	Premium Received	Unrealized Gain	Value
Ukraine Government Bond Swap(2)	Citigroup, Inc.	1.000%/ Quarterly	12/20/2023	$1,150,000	$77,403	$23,166	$100,569

(1)   The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

(2)   The underlying issuer is UKRAIN CDS USD SR 2Y D14

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of December 31, 2021 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at December 31, 2021 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Alloy Topco Ltd., Common Shares	10/22/2019	$—	$69	0.00%
Floatel International, Ltd., Common Shares	1/12/2022	4	11	0.00
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	7,800	0.02
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	6,632	8,054	0.02
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	69,815	88,803	0.23
Saxa Gres SpA, Corporate Debt, 7.000%	11/27/2018	1,211,109	318,968	0.82
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	—	—	0.00